Short-term Loan Receivable (Details Narrative)	Dec. 22, 2025 USD ($)	Dec. 22, 2025 CAD ($)	Dec. 18, 2025 USD ($)	Dec. 18, 2025 CAD ($)	Dec. 03, 2025 USD ($)	Dec. 03, 2025 CAD ($)	Nov. 03, 2025 USD ($)	Nov. 03, 2025 CAD ($)	Oct. 30, 2025 USD ($)	Oct. 30, 2025 CAD ($)	Oct. 03, 2025 USD ($)	Oct. 03, 2025 CAD ($)	Jul. 14, 2025 USD ($)	Jul. 14, 2025 CAD ($)	Jun. 16, 2025 USD ($)	Jun. 16, 2025 CAD ($)
T.I.M.E. Organization, Inc. [Member]
IfrsStatementLineItems [Line Items]
Loans and advances at amortised cost															$ 1,500,000	$ 2,046,450
Minglement Solutions LLC [Member]
IfrsStatementLineItems [Line Items]
Loans and advances at amortised cost													$ 2,500,000	$ 3,430,320
AK Holdings Group Inc. [Member]
IfrsStatementLineItems [Line Items]
Loans and advances at amortised cost					$ 7,800,000	$ 10,891,343
CV3 Group, LLC [Member]
IfrsStatementLineItems [Line Items]
Loans and advances at amortised cost			$ 3,250,000	$ 4,480,434
Starlink Capital LLC [Member]
IfrsStatementLineItems [Line Items]
Loans and advances at amortised cost	$ 1,400,000	$ 1,930,033
Summit Strategies LLC [Member]
IfrsStatementLineItems [Line Items]
Loans and advances at amortised cost							$ 1,000,000	$ 1,406,230	$ 2,500,000	$ 3,513,375	$ 1,700,000	$ 2,374,305